Registration No. 333-17641
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 9 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE                 Edward D. Miller, President
     SOCIETY OF THE UNITED STATES        The Equitable Life Assurance Society of
        (Exact Name of Trust)                          the United States
     THE EQUITABLE LIFE ASSURANCE                1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES                 New York, New York 10104
       (Exact Name of Depositor)         (Name and Address of Agent for Service)
      1290 Avenue of the Americas
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:



         ROBIN M. WAGNER                           with a copy to:
  Vice President and Counsel                   Thomas C. Lauerman, Esq.
 The Equitable Life Assurance                Freedman, Levy, Kroll & Simonds
 Society of the United States           1050 Connecticut Avenue, N.W., Suite 825
 1290 Avenue of the Americas                     Washington, D.C. 20036
   New York, New York 10104


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (May 1, 2000) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post-Effective Amendment No. 9 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in this Registration Statement a prospectus supplement to the Survivorship Incentive Life and Survivorship 2000 Prospectuses. This prospectus supplement adds additional investment options to Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any Survivorship Incentive Life or Survivorship 2000 Prospectus, any other supplement thereto, or any other part of this Registration Statement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED ______, 2000, TO PROSPECTUSES FOR:

ACCUMULATOR LIFE                            INCENTIVE LIFE PLUS(R)
INCENTIVE LIFE                              SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE                 SPECIAL OFFER POLICY
IL PROTECTOR                                INCENTIVE LIFE 2000
IL COLI                                     CHAMPION 2000
-------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together, the "Prospectuses"), by adding information about five new variable investment options. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1. We anticipate making available the variable investment options described below on or about October 6, 2000, subject to regulatory approval.

     ------------------------------------------------------------------------------------
     VARIABLE         INVESTMENT       MANAGEMENT    12B-1     OTHER        TOTAL
     INVESTMENT       ADVISOR (1)      FEE           FEE       EXPENSES(2)  ANNUAL
     OPTION                                                                 EXPENSES (3)
     ------------------------------------------------------------------------------------
     EQ/Large Cap     The Equitable    1.00%         0.25%     0.05%        1.30%
     Growth           Life Assurance
                      Society of the
                      United States
     ------------------------------------------------------------------------------------
     EQ/Fidelity      Fidelity         0.70%         0.25%     0.05%        1.00%
     Mid Cap          Management &
                      Research
                      Company
     ------------------------------------------------------------------------------------
     EQ/AXP New       American         0.65%         0.25%     0.05%        0.95%
     Dimensions       Express
                      Financial
                      Corporation
     ------------------------------------------------------------------------------------
     EQ/AXP           American         0.70%         0.25%     0.05%        1.00%
     Strategy         Express
     Aggressive       Financial
                      Corporation
     ------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) Initial seed capital will be invested for each of these Portfolios on or about September 1, 2000; therefore, the Other Expenses shown are estimated.
(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that their actual Total Annual Expenses will not exceed their respective Expense Limitations.

                                     PART II



                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17641 on March 1, 1999.

The Survivorship Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 151 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

The Survivorship Incentive Life Prospectus (core version -- wholesale channel) dated May 1, 2000, consisting of 122 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

The Survivorship Incentive Life Prospectus (Merrill Lynch/First Union version -- wholesale channel) dated May 1, 2000, consisting of 123 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

Supplement (in-force; retail channel) dated May 1, 2000, relating to Survivorship 2000 Prospectuses, consisting of 113 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

Supplement (in-force; retail channel) dated May 1, 2000,relating to Survivorship Incentive Life Prospectuses, consisting of 113 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

Supplement (in-force; wholesale channel) dated May 1, 2000, relating to Survivorship Incentive Life and Survivorship 2000 Prospectuses, dated May 1, 2000 `consisting of 85 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

Supplement (Accounting Benefit Rider) dated May 1, 2000, relating to Survivorship Incentive Life Prospectus dated May 1, 2000, consisting of 2 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

Supplement (for use in New York; wholesale channel) dated May 1, 2000 to Survivorship Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 2 pages, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

The Supplement consisting of 1 page.


Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Robin M. Wagner, Vice President and Counsel of Equitable (See exhibit 2(a)(vii)).


The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:


        1-A(1)(a)(i)       Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


        1-A(2)             Inapplicable.

        1-A(3)(a)          See Exhibit 1-A(8).



         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(iii)    Flexible Premium Joint Survivorship Variable Life Insurance
                           Policy (99-400), previously filed with this Registration Statement, File
                           No. 333-17641 on March 1, 1999.

         1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(c)         Estate Protector Rider (R92-208) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(d)         Estate Protector Rider (R92-208) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(e)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Divorce Rider (R92-209) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(f)         Option to Split Flexible Premium Joint Survivorship Variable Life Policy
                           Upon Divorce Rider (R92-209) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(g)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210)
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(h)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210) (Equitable),
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(i)         Accelerated Death Benefit Rider (Equitable Variable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(j)         Accelerated Death Benefit Rider (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


         1-A(5)(k)         Free Look Rider (Equitable Variable), previously filed with this Registration
                           Statement File No 333-17641 on December 11, 1996.

         1-A(5)(l)         Free Look Rider (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(m)         Unisex Rider (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(n)         Unisex Rider (Equitable), previously filed with this
                           Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(o)         Table of Guaranteed Interest Payments Endorsement (S.99-34), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(S)(p)         Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(S)(q)         Form of Enhanced Death Benefit Guarantee Rider (R99-100), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17641 on April 30, 1997.

         1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                           File No. 333-17641 on April 30, 1997.

         1-A(7)            Inapplicable.

         1-A(8)            Distribution and Servicing Agreement among Equico Securities, Inc.
                           (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable
                           with and into Equitable dated September 19, 1996,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now
                           AXA Advisors, LLC), incorporated by reference to the Registration
                           Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217
                           and 811-07953), filed August 28, 1997.

         1-A(10)(a)        Application EV4-200Y. (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(b)        Application EV4-200Y. (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and Associate
                           General Counsel of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           April 30, 1997.

         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 30, 1999.

         2(a)(iv)          Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on July 26, 1999.

         2(a)(v)           Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on August 30, 1999.


         2(a)(vi)          Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on May 1, 2000.

         2(a)(vii)         Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable.


         2(b)(i)           Opinion and Consent dated April 24, 1995 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of
                           Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           December 11, 1996.





         2(b)(ii)          Opinion and Consent dated April 22, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(iii)         Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed
                           with this Registration Statement File No.
                           333-17641 on December 11, 1996.

         2(b)(iv)          Opinion and Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(v)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on April 30, 1997.

         2(b)(vi)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on May 1, 1998.

         2(b)(vii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                           of Equitable, previously filed with this Registration Statement File
                           No. 333-17641, on April 30, 1999.

         3                 Inapplicable.

         4                 Inapplicable.


         6                 Consent of Independent Public Accountants, previously filed with this
                           Registration Statement File No. 333-17641 on May 1, 2000.

         7(a)              Powers-of-Attorney, previously filed with this Registration Statement
                           File No. 333-17641 on May 1, 2000.


         8                 Description of Equitable's Issuance, Transfer and Redemption
                           Procedures for Flexible Premium Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         9(a)              Form of Illustration of Policy Benefits for Survivorship 2000,
                           previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

         9(b)              Form of Illustration of Policy Benefits for Survivorship Incentive
                           Life, previously filed with this Registration Statement File No.
                           333-17641, on April 30, 1999.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 11th day of May, 2000.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                                           (REGISTRANT)

                                     By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)

[SEAL]

                                     By:   /s/ Mildred M. Oliver
                                           ------------------------------
                                              (Mildred M. Oliver)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             May 11, 2000

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 11th day of May, 2000.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES

                                                 (DEPOSITOR)

                                            By:  /s/ Mildred M. Oliver
                                                --------------------------------
                                                    (Mildred M. Oliver)
                                                     Vice President



      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                  Senior Vice President and Controller







*DIRECTORS:


Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams


*By:  /s/ Mildred M. Oliver
     -----------------------
         (Mildred M. Oliver)
          Attorney-in-Fact
          May 11, 2000

                                  EXHIBIT INDEX


EXHIBIT NO.                                                                                      TAG VALUE
-----------                                                                                      ---------

2(a)(vii)      Opinion and consent of Counsel.                                                  EX-99.2avii

